Investment Contract with Insurance Company (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP 004
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Fully benefit-responsive investment contract, at contract value	$ 38,674,784	$ 37,523,693